CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 770	$ 400	$ 2,744	$ 1,227	$ 14,933	$ 16,946
Research and development	13,452	10,431	35,804	29,293	43,436	39,469
General and administrative	9,177	5,149	21,463	15,677	20,999	20,305
Truck and freight operations	6,627	2,094	16,102	5,996	9,013	7,662
Sales and marketing	1,483	934	3,290	2,520	3,204	3,359
Total operating expenses	30,739	18,608	76,659	53,486	76,652	70,795
Loss from operations	(29,969)	(18,208)	(73,915)	(52,259)	(61,719)	(53,849)
Interest expense	(941)	(1,219)	(3,365)	(3,760)	(4,951)	(5,407)
Interest income and other, net					895	2,194
Interest income and other, net	(3,018)	176	(2,555)	595
Loss on issuance of Series A cumulative redeemable convertible preferred stock	(84,174)	0	(84,174)	0
Loss on issuance of common stock	(3,220)	0	(3,220)	0
Loss on issuance of common stock warrants	(123,328)	0	(123,328)	0
Change in fair value of second lien loans	(21,784)	0	(23,938)	0
Change in fair value of simple agreements for future equity	2,473	0	(190,075)	0	(4,109)	0
Change in fair value of redeemable convertible preferred stock warrant liabilities	(5,974)	107	(7,272)	321	426	126
Total other expenses, net	(239,966)	(936)	(437,927)	(2,844)	(7,739)	(3,087)
Net loss before income taxes	(269,935)	(19,144)	(511,842)	(55,103)	(69,458)	(56,936)
Income taxes	0	0	(4)	(4)	(1)	(9)
Net loss and comprehensive loss	$ (269,935)	$ (19,144)	$ (511,846)	$ (55,107)	(69,459)	(56,945)
Unrealized loss on marketable securities					0	(10)
Comprehensive loss					$ (69,459)	$ (56,955)
Weighted average shares outstanding, basic (in shares)	69,405	58,398	62,978	58,338	88,181	87,459
Weighted average shares outstanding, diluted (in shares)	69,405	58,398	62,978	58,338	88,181	87,459
Basic net loss per share (in USD per share)	$ (3.89)	$ (0.33)	$ (8.13)	$ (0.94)	$ (0.79)	$ (0.65)
Diluted net loss per share (in USD per share)	$ (3.89)	$ (0.33)	$ (8.13)	$ (0.94)	$ (0.79)	$ (0.65)